Goodwill and Other Intangible Assets (Details 1) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning balance				$ 637	$ 682	$ 682	$ 694
Additions, net						13	44
Dispositions							(22)
Impairment			$ (26)				(26)
Transfers						(44)
Other (primarily Fx)						(14)	(8)
Cost, Ending balance			682			637	682	$ 694
Accumulated amortization, Beginning balance				326	283	283	245
Current year amortization	$ 11	$ 12		23	24	48	51	48
Dispositions							(15)
Other (primarily Fx)						(5)	2
Accumulated amortization, Ending balance			283			326	283	245
Net amount			399			311	399
Databases and software
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning balance				113	115	115	126
Additions, net						0	0
Dispositions							(9)
Impairment							0
Transfers						0
Other (primarily Fx)						(2)	(2)
Cost, Ending balance			115			113	115	126
Accumulated amortization, Beginning balance				88	83	83	80
Current year amortization						6	9
Dispositions							(6)
Other (primarily Fx)						(1)	0
Accumulated amortization, Ending balance			83			88	83	80
Net amount			32			25	32
Content
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning balance				139	139	139	139
Additions, net						0	0
Dispositions							0
Impairment							0
Transfers						0
Other (primarily Fx)						0	0
Cost, Ending balance			139			139	139	139
Accumulated amortization, Beginning balance				59	45	45	31
Current year amortization						14	14
Dispositions							0
Other (primarily Fx)						0	0
Accumulated amortization, Ending balance			45			59	45	31
Net amount			94			80	94
Customer relationships
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning balance				228	225	225	225
Additions, net						0	0
Dispositions							0
Impairment							0
Transfers						0
Other (primarily Fx)						3	0
Cost, Ending balance			225			228	225	225
Accumulated amortization, Beginning balance				80	67	67	55
Current year amortization						13	11
Dispositions							0
Other (primarily Fx)						0	1
Accumulated amortization, Ending balance			67			80	67	55
Net amount			158			148	158
Tradenames
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning balance				46	45	45	45
Additions, net						0	0
Dispositions							0
Impairment							0
Transfers						0
Other (primarily Fx)						1	0
Cost, Ending balance			45			46	45	45
Accumulated amortization, Beginning balance				35	32	32	30
Current year amortization						3	2
Dispositions							0
Other (primarily Fx)						0	0
Accumulated amortization, Ending balance			32			35	32	30
Net amount			13			11	13
Other intangibles
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning balance				111	158	158	159
Additions, net						13	44
Dispositions							(13)
Impairment							(26)
Transfers						(44)
Other (primarily Fx)						(16)	(6)
Cost, Ending balance			158			111	158	159
Accumulated amortization, Beginning balance				$ 64	$ 56	56	49
Current year amortization						12	15
Dispositions							(9)
Other (primarily Fx)						(4)	1
Accumulated amortization, Ending balance			56			64	56	$ 49
Net amount			$ 102			$ 47	102
Asset Acquired Trough Formation of S&P Dow Jones Indices LLC Joint Venture [Member]
Finite-lived Intangible Assets [Roll Forward]
Impairment							$ (26)